Inventory (Details) - Schedule of Reconciliation of the Company’s Biological Assets - At fair value [member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory (Details) - Schedule of Reconciliation of the Company’s Biological Assets [Line Items]
Balance, beginning of the period	$ 809,180
Requisition of raw materials from inventory			202,900
Capitalized costs			490,672
Acquisition (note 4)		200,457
Gain (loss) on change in fair value of biological assets	(562,045)	580,411	(693,572)
Movement in exchange rate	10,009	28,312
Balance, end of the period	$ 257,144	$ 809,180